Postretirement Benefit Plans - Weighted Average Assumptions (Details)	Dec. 31, 2023	Dec. 31, 2022
Germany
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.26%	3.81%
Compensation rate increase	3.00%	3.00%
All Others
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.52%	10.12%
Compensation rate increase	2.40%	4.79%